Contract Liabilities (Details) - Schedule of Contract Liabilities	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Contract Liabilities [Abstract]
Balance at beginning of the year	$ 53,863,775	$ 6,882,758	$ 6,685,131
Addition	10,723,548	1,370,264	50,281,362
Recognized to revenue during the year	(5,223,916)	(667,517)	(3,102,718)
Balance at end of year	$ 59,363,407	$ 7,585,505	$ 53,863,775